Full East International Ltd. (A Development Stage Company) Consolidated Balance Sheet As of December 31, 2011 (USD $)	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,976
Total Assets	1,976
Liabilities and Shareholders' Equity
Due to related parties	1,763
Total Liabilities	1,763
Stockholders' Equity
Common stock, $1 par value, 50,000 shares authorized, 50,000 shares issued and outstanding	50,000
Additional paid-in capital	16,646
Subscription receivables	(50,000)
Accumulated other comprehensive income	26
Accumulated deficit	(16,459)
Total Stockholders' Equity	213
Total Liabilities & Stockholders' Equity	$ 1,976